Exhibit 99.12

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
xxxxx	301321723	Total Debt To Income Ratio	28.02%	39.90%	AUS re-submission provided with DTI 39.93. DTI variance < 3%, thus considered immaterial.
xxxxx	301321718	Appraised Value	xxxxx	xxxxx	Tape Value is the sales price. Review Value is the appraisal value.
xxxxx	301321717	Original Interest Rate	4.8800%	4.8750%	Review Value captured as stated in the Note. Tape Value appears rounded.
xxxxx	301321710	Original Interest Rate	5.6300%	5.6250%	Review Value captured as stated in the Note. Tape Value appears rounded.
xxxxx	301321705	Original Interest Rate	5.6300%	5.6250%	Review Value captured as stated in the Note
xxxxx	301321673	Original Interest Rate	4.8800%	4.8750%	Review Value captured as stated in the Note. Tape Value appears to be rounded.
xxxxx	301321673	Total Debt To Income Ratio	48.99%	44.01%	Tape Value source is unknown. AUS DTI 43.8%, variance < 3% is considered immaterial.
xxxxx	301261069	Original Interest Rate	3.7500%	4.0000%	Tape Value source is unknown. Review Value captured as stated in the Note
xxxxx	301261069	Occupancy	Owner Occupied	Investor Owned	Tape Value source is unknown. Review Value captured per 1008 / 1003 / Occupancy Statement
xxxxx	301261069	Original P&I Payment	xxxxx	xxxxx	Tape Value source is unknown. Review Value captured as stated in the Note
xxxxx	301348594	Occupancy	Owner Occupied	Investor Owned	Confirmed per 1008
xxxxx	301348594	Total Debt To Income Ratio	29.87%	33.32%	Tape Value source is unknown. Approved DTI 30.484, variance < 3% is deemed immaterial
xxxxx	301339852	Original Interest Rate	4.1200%	4.1240%	Review Value captured as stated in the Note. Tape Value appears to be rounded.